Significant Concentrations of Credit Risk	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Risks and Uncertainties [Abstract]
Significant Concentrations of Credit Risk

4.	SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

Cash is maintained at an authorized deposit-taking institution (bank) incorporated in both the United States and Australia and is insured by the U.S. Federal Deposit Insurance Corporation and Australian Securities & Investments Commission up to $250,000 and approximately $186,000 USD in total, respectively. At March 31, 2019 and December 31, 2018, the balance was fully covered under the $250,000 threshold in the United States. In Australia the balance exceeded the threshold by $34,553 at March 31, 2019 and $133,578 at December 31, 2018.

Credit risk for trade accounts is concentrated as well because substantially all of the balances are receivable from entities located within certain geographic regions. To reduce credit risk, the Company performs ongoing credit evaluations of its customers’ financial conditions, but does not generally require collateral. In addition, at March 31, 2019, approximately 10% of the Company’s accounts receivable was from one customer and, at December 31, 2018, approximately 20% of the Company’s accounts receivable was due from two unrelated customers, each at 10%.

4.	SIGNIFICANT CONCENTRATIONS OF CREDIT RISK

Cash is maintained at an authorized deposit-taking institution (bank) incorporated in both the United States and Australia and is insured by the U.S. Federal Deposit Insurance Corporation and Australian Securities & Investments Commission up to $250,000 and approximately $186,000 USD in total, respectively. At December 31, 2018 and 2017 the balance was fully covered under the $250,000 threshold in the United States. In Australia the balance exceeded the threshold by $133,578 at December 31, 2018 and $265,273 at December 31, 2017.

Credit risk for trade accounts is concentrated as well because substantially all of the balances are receivable from entities located within certain geographic regions. To reduce credit risk, the Company performs ongoing credit evaluations of its customers’ financial conditions, but does not generally require collateral. In addition, at December 31, 2018, approximately 20% of the Company’s accounts receivable was due from two unrelated customers, each at 10%. At December 31, 2017, approximately 36% of the Company’s accounts receivable was due from three unrelated customers, 14%, 12% and 10%, respectively.